Income Tax - Disclosure of Tax Rate Reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax [Abstract]
Net income (loss) before tax	€ (49,177)	€ (49,471)	€ (7,570)
Statutory tax rate	25.00%	25.00%	25.00%
Income tax benefit / (expense) calculated at statutory tax rate	€ 12,294	€ 12,368	€ 1,891
Differences in tax rates	0	0	0
Research tax credit	1,551	1,872	2,457
Provision for defined benefit obligations	202	(72)	27
Share-based compensation	(642)	(986)	(1,064)
Revenue from collaboration agreements	864	(296)	1,095
Non-recognition of deferred tax assets related to tax losses and temporary differences	(13,996)	(13,340)	(4,501)
Carry-back	0	0	0
Impact linked to intra-group merger operations	0	0	0
Impact linked to the exercise of a real estate leasing option	0	0	0
Others differences	(274)	454	94
Income tax benefit / (expense)	€ 0	€ 0	€ 0
Effective tax rate
Deferred tax income / (loss)	€ 0	€ 0	€ 0
Income tax benefit / (expense)	€ 0	€ 0	€ 0